Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
OPERATING REVENUE
Oil, Natural Gas and NGL Sales									$ 134,574		$ 111,879		$ 67,224
Field Services Revenue									13,403		2,518		1,366
Other Revenue									162		209		173
TOTAL OPERATING REVENUE	45,119	38,929	30,257	33,834	31,681	30,755	29,023	23,147	148,139		114,606		68,763
OPERATING EXPENSES
Production and Lease Operating Expense									47,638		33,116		24,656
General and Administrative Expense									23,345		23,636		17,141
(Gain) Loss on Disposal of Asset									58		502		(16,395)
Impairment Expense									20,585		14,631		8,863
Exploration Expense									4,782		2,507		2,578
Depreciation, Depletion, Amortization and Accretion									45,437		27,856		21,568
Field Services Operating Expense									8,240		1,750		1,188
Other Operating Expense									1,136		819		153
TOTAL OPERATING EXPENSES	46,157	40,671	(25,936)	30,006	30,532	18,089	21,226	26,680	151,221		104,817		59,752
INCOME (LOSS) FROM OPERATIONS									(3,082)		9,789		9,011
OTHER INCOME (EXPENSE)
Interest Expense									(6,443)		(2,514)		(1,240)
Gain on Derivatives, Net									10,687		18,916		6,055
Other Income (Expense)									98,549		79		(321)
Income (Loss) from Equity Method Investments									(3,921)		81		(200)
TOTAL OTHER INCOME									98,872		16,562		4,294
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAX									95,790		26,351		13,305
Income Tax Expense									(38,549)		(8,270)		(5,500)
INCOME FROM CONTINUING OPERATIONS	(1,038)	(1,742)	56,193	3,828	1,149	12,666	7,797	(3,533)	57,241		18,081		7,805
Loss From Discontinued Operations, Net of Income Taxes	(2,280)	(258)	(3,050)	(5,355)	(4,263)	(20,812)	(4,313)	(4,069)	(10,943)		(33,457)		(2,022)
NET INCOME (LOSS)	(3,318)	(2,000)	53,143	(1,527)	(3,114)	(8,146)	3,484	(7,602)	46,298		(15,376)		5,783
Net Income (Loss) Attributable to Noncontrolling Interests	303	193	222	101	7	44	44	(102)	819		(7)		(253)
Net Income (Loss)	$ (3,621)	$ (2,193)	$ 52,921	$ (1,628)	$ (3,121)	$ (8,190)	$ 3,440	$ (7,500)	$ 45,479		$ (15,369)		$ 6,036
Earnings Per Common Share:
Basic-income from continuing operations attributable to Rex common shareholders	$ (0.03)	$ (0.04)	$ 1.08	$ 0.08	$ 0.03	$ 0.29	$ 0.18	$ (0.08)	$ 1.09	[1]	$ 0.41	[1]	$ 0.18	[1]
Basic-loss from discontinued operations attributable to Rex common shareholders	$ (0.04)	$ 0.00	$ (0.06)	$ (0.11)	$ (0.10)	$ (0.47)	$ (0.10)	$ (0.09)	$ (0.21)	[1]	$ (0.76)	[1]	$ (0.05)	[1]
Basic-net income (loss) attributable to Rex common shareholders	$ (0.07)	$ (0.04)	$ 1.02	$ (0.03)	$ (0.07)	$ (0.18)	$ 0.08	$ (0.17)	$ 0.88	[1]	$ (0.35)	[1]	$ 0.13	[1]
Basic-weighted average shares of common stock outstanding	52,278	52,036	52,009	48,744	44,026	43,951	43,880	43,862	51,543		43,930		43,281
Diluted-income from continuing operations attributable to Rex common shareholders	$ (0.03)	$ (0.04)	$ 1.06	$ 0.08	$ 0.03	$ 0.29	$ 0.18	$ (0.08)	$ 1.08	[1]	$ 0.41	[1]	$ 0.18	[1]
Diluted-loss from discontinued operations attributable to Rex common shareholders	$ (0.04)	$ 0.00	$ (0.06)	$ (0.11)	$ (0.10)	$ (0.47)	$ (0.10)	$ (0.09)	$ (0.21)	[1]	$ (0.76)	[1]	$ (0.05)	[1]
Diluted-net income (loss) attributable to Rex common shareholders	$ (0.07)	$ (0.04)	$ 1.00	$ (0.03)	$ (0.07)	$ (0.18)	$ 0.08	$ (0.17)	$ 0.87	[1]	$ (0.35)	[1]	$ 0.13	[1]
Diluted-weighted average shares of common stock outstanding	52,278	52,036	52,876	49,693	44,567	44,384	44,451	43,862	52,025		44,476		43,670

[1]	All earnings per share amounts are attributable to Rex common shareholders.